PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Summary of property and equipment, net

Property and equipment, net consisted of the followings:

	As of December 31,
	2023	2024
	RMB	RMB
Leasehold improvement	8,093	8,093
Motor vehicles	4,103	4,103
Electronic equipment	103,599	125,361
Office equipment & furniture	7,907	7,535
Software	1,407	1,407
Total costs	125,109	146,499
Less: accumulated depreciation and amortization	(84,777)	(102,102)
Property and equipment, net	40,332	44,397